Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Derivative financial instruments

20. Derivative financial instruments

The Group executes transactions with derivative financial instruments, which are intended to meet its own needs to reduce its exposure to market, currency and interest-rate risks. The derivatives are classified at fair value through profit or loss, except those in cash flow hedge accounting strategies, for which the effective portion of gains or losses on derivatives is recognized directly in other comprehensive income. The management of these risks is conducted through determining limits, and the establishment of operating strategies. The derivative contracts are considered level 1, 2 or 3 in the fair value hierarchy and are used to hedge exposures, but hedge accounting is adopted only for forecasted transactions related to the cloud infrastructure, intercompany transactions and certain software licenses used by Nu (hedge of foreign currency risk), to hedge interest of the fixed rate credit portfolio (hedge of interest rate risk of portfolio) and to hedge the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting or SOP exercise, as shown below.

	2024
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified at fair value through profit or loss
Interest rate contracts – Futures	347,110	158	-
Foreign currency exchange rate contracts – Futures	701,367	61	1,990
Interest rate contracts – Swaps	308,176	19,808	78
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	483,493	4,772	16,169
Warrants	23,645	23,665	-
Call Options	27,000	27,000	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	164,752	-	510
Equity - Total Return Swap (TRS)	111,479	-	13,582
Total	2,167,022	75,464	32,329

	2023
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified at fair value through profit or loss
Interest rate contracts - Futures	758,536	6	4
Foreign currency exchange rate contracts – Futures	421,306	1,963	-
Interest rate contracts – Swaps	213,568	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	114,478	-	5,875
Warrants	10	20	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	188,748	1,050	-
Equity - Total Return Swap (TRS)	88,193	17,882	-

Designated as portfolio hedge
DI - Future	241,995	60	-
Total	2,026,834	20,981	28,173

Futures contracts are traded on the B3 (Brasil, Bolsa e Balcão), a stock exchange in Brazil, as the counterparty and are settled on a daily basis. The total value of margins pledged by the Group in transactions on the stock exchange is presented in note 12.

Swaps of interest risk contracts are settled at the maturity date and are traded over the counter with financial institutions as counterparties.

Nu Holdings entered into non-deliverable forward contracts to hedge foreign currency expenses in Nu Colombia, with settlements in April 2025, and contracts to hedge the syndicated loan from Nu Colombia Financiera, with settlements in January 2025. Also, Nu Financeira has non-deliverable forward contracts to hedge foreign currency exposure in government bonds from México.

Subsequently, Nu Holdings entered into swaps contracts to hedge loans of Nu Colombia in U.S. dollars with settlements in January 2025.

Swap TRS contracts are settled only at maturity and are traded over the counter with financial institutions as counterparties.

Breakdown by maturity

The table below shows the breakdown by maturity of the notional amounts:

	2024
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Futures	305,566	14,521	27,023	347,110
Foreign currency exchange rate contracts – Futures	866,119	-	-	866,119
Interest rate contracts – Swaps	-	-	105,576	105,576
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	381,493	37,000	-	418,493
Equity - Total Return Swap (TRS)	9,945	85,043	16,491	111,479
Warrants	-	-	23,645	23,645
Call Options	-	-	27,000	27,000
Total assets	1,563,123	136,564	199,735	1,899,422

Liabilities
Interest rate contracts – Swaps	202,600	-	-	202,600
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	65,000	-	-	65,000
Total liabilities	267,600	-	-	267,600

	2023
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Futures	-	728,473	13,698	742,171
Foreign currency exchange rate contracts – Futures	610,054	-	-	610,054
Interest rate contracts – Swaps	-	-	10,968	10,968
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	20,000	-	20,000
Warrants	-	-	10	10
Total assets	610,054	748,473	24,676	1,383,203

Liabilities
Interest rate contracts – Futures	-	234	16,131	16,365
Interest rate contracts – Swaps	-	202,600	-	202,600
Equity - Total Return Swap (TRS)	9,388	78,805	-	88,193
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	94,478	-	94,478
DI - Future	123,446	108,808	9,741	241,995
Total liabilities	132,834	484,925	25,872	643,631

The table below shows the breakdown by maturity of the fair value amounts:

	2024
	Up to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Swaps	17,010	2,798	19,808
Interest rate contracts – Futures	158	-	158
Foreign currency exchange rate contracts – Futures	61	-	61
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	4,772	-	4,772
Warrants	-	23,665	23,665
Call Options	-	27,000	27,000
Total assets	22,001	53,463	75,464

Liabilities
Equity - Total Return Swap (TRS)	13,020	562	13,582
Interest rate contracts – Swaps	78	-	78
Foreign currency exchange rate contracts - Futures	2,500	-	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	16,169	-	16,169
Total liabilities	31,767	562	32,329

	2023
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	17,882	-	17,882
Interest rate contracts – Futures	6	-	6
Foreign currency exchange rate contracts – Futures	3,013	-	3,013
DI - Future	60	-	60
Warrants	20	-	20
Total assets	20,981	-	20,981

Liabilities
Interest rate contracts – Futures	4	-	4
Interest rate contracts – Swaps	22,294	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	5,875	-	5,875
Total liabilities	28,173	-	28,173

a) Hedge of foreign currency risk

The Group is exposed to foreign currency risk on forecast transaction expenses, related to the cloud infrastructure, certain software licenses and intercompany expenses. The Group managed its exposures to the variability in cash flows of foreign currency forecasted transactions to movements in foreign exchange rates by entering into foreign currency exchange rate contracts (exchange futures). These instruments are entered into to match the cash flow profile of the estimated forecast transactions and are exchange-traded with fair value movements settled on a daily basis.

The Group applies hedge accounting to the forecasted transactions related to its main cloud infrastructure contract and other expenses in foreign currency including intercompany expenses. The effectiveness is assessed monthly by analyzing the critical terms. The critical terms of the hedging instrument and the amount of the forecasted hedged transactions are significantly the same. Derivatives are generally rolled over monthly. They are expected to occur in the same fiscal month as the maturity date of the hedged item. Therefore, the hedge is expected to be effective. Subsequent assessments of effectiveness are performed by verifying and documenting whether the critical terms of the hedging instrument and forecasted hedged transaction have changed during the period in review and whether it remains probable. If there are no such changes in critical terms, the Group will continue to conclude that the hedging relationship is effective. Sources of ineffectiveness are differences in the amount and timing of forecast and actual payment of expenses.

The table below shows the change in the hedge of foreign currency risk:

	2024	2023	2022

Balance at beginning of the year	(8,254)	(2,610)	1,487
Fair value change recognized in OCI during the year	30,248	(29,945)	(20,924)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year	3,132	20,685	14,012
to "Customer support and operation"	(1,718)	15,338	6,769
to "General and administrative expenses"	3,807	5,943	7,778
to "Other income (expenses)"	9,372	233	-
Effect of changes in exchange rates (OCI)	(8,329)	(829)	(535)
Deferred income taxes	(13,405)	3,616	2,815
Balance at end of the year	11,721	(8,254)	(2,610)

The expected future transactions that are the hedged item are:

	2024			2023
	Up to 3 months	3 to 12 months	Total	Total

Expected foreign currency transactions	58,418	134,610	193,028	187,456
Total	58,418	134,610	193,028	187,456

b) Hedge of corporate and social security taxes over share-based compensation

The Group's hedge strategy is to cover the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting from the variation of the Company's share price volatility. The derivative financial instruments used to cover the exposure are total return swaps ("TRS") in which one leg is indexed to the Company's stock price and the other leg is indexed to Secured Overnight Financing Rate ("SOFR") plus spread. The stock fixed at the TRS is a weighted average price. The hedge was entered into by Nu Holdings and therefore there is no income tax effect.

The Group applies the cash flow hedge for the hedge structure thus the market risk is replaced by an interest rate risk. The effectiveness assessment is performed monthly by (i) assessing the economic relationship between the hedged item and the hedging instrument; (ii) monitoring the credit risk impact in the hedge effectiveness; and (iii) maintaining and updating the hedging ratio. Given the possibility of forfeiture impacting the future cash forecast of the employee benefit plan, the Group manages exposures to keep the hedging level within an acceptable coverage. The derivative fair value is measured substantially based on the stock price which is also used in the measurement of the provision or payment for corporate and social security taxes. There is no expectation for a mismatch between the hedged item and hedging instrument at maturity other than the SOFR.

In June 2024, the Group modified its risk management objective of the hedge accounting for corporate and social security taxes to reduce the portion being hedged from a pre-income tax effect to a post-income tax effect, aiming to hedge the effects of the Company's share price changes on the hedged items net of the income tax effects. As a result, the Group partially settled the TRS in an amount equivalent to the income tax rates applicable exposure. The gain related to TRS settled, in the amount of US$14,130 accumulated in Other Comprehensive Income, is being reclassified to the statement of income in the proportion of the settlement of the related liability. As of December 31, 2024, US$13,127 of the total has been reclassified to profit or loss.

The table below shows the change in the hedge of corporate and social security taxes over share-based compensation:

	2024	2023	2022

Balance at beginning of the year	20,671	(4,876)	-
Fair value change recognized in OCI during the year	25,893	59,250	(8,871)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year (note 10)	(35,535)	(33,703)	3,995
to "Customer support and operations"	(1,040)	(1,372)	-
to "General and administrative expenses"	(33,669)	(31,183)	3,995
to "Marketing expenses"	(826)	(1,148)	-
Balance at end of the year	11,029	20,671	(4,876)

Expected cash disbursement

	2024				2023
	Up to 1 year	1 to 3 years	Over 3 years	Total	Total
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	35,328	52,040	16,629	103,997	110,596
Total	35,328	52,040	16,629	103,997	110,596

c) Hedge of portfolio's interest rate risk

The effectiveness test for the hedge was done on a prospective and retrospective basis for 2023. In the prospective test, the Group compared the impact of a 1 basis point parallel shift on the interest rate curve (DV01) on the hedged item and on the hedge instrument fair value. For the retrospective test, the fair value change since the inception of the hedged item was compared to the hedge instrument. In both cases, the hedge was considered effective if the correlation is between 80% and 125%. As of December 31, 2023 the effectiveness ratio for the hedges of the credit card and loan portfolios were 100% and 99%, respectively.

As of December 31, 2024, the Company no longer has derivatives for the hedge of the portfolio's interest rate risk.

	2023
	Hedge object	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	5,368	32	-	(16)
Interest rate contracts - Future - portfolio hedge - loan	164,733	698	-	(601)
Total	170,101	730	-	(617)